UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21708

Name of Fund: Dow 30(SM) Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 12.8%                       154,498  Boeing Co.                                                 $  12,182,167
                                                  154,498  Honeywell International, Inc.                                  6,318,968
                                                  154,498  United Technologies Corp.                                      9,787,448
                                                                                                                      -------------
                                                                                                                         28,288,583
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.3%                                154,498  General Motors Corp.                                           5,138,603
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.1%                                  154,498  The Coca-Cola Co.                                              6,902,971
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                                  154,498  E.I. du Pont de Nemours & Co.                                  6,618,694
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 8.3%                    154,498  Hewlett-Packard Co.                                            5,668,532
                                                  154,498  International Business Machines Corp.                         12,659,566
                                                                                                                      -------------
                                                                                                                         18,328,098
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 3.9%                           154,498  American Express Co.                                           8,664,248
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.8%             154,498  Citigroup, Inc.                                                7,673,916
                                                  154,498  JPMorgan Chase & Co.                                           7,255,226
                                                                                                                      -------------
                                                                                                                         14,929,142
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                     154,498  AT&T, Inc.                                                     5,030,455
Services - 4.9%                                   154,498  Verizon Communications, Inc.                                   5,736,511
                                                                                                                      -------------
                                                                                                                         10,766,966
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.5%                   154,498  Wal-Mart Stores, Inc.                                          7,619,841
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.7%              154,498  McDonald's Corp.                                               6,043,962
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 4.3%                         154,498  The Procter & Gamble Co.                                       9,575,786
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 7.7%                   154,498  3M Co.                                                        11,497,741
                                                  154,498  General Electric Co.                                           5,453,779
                                                                                                                      -------------
                                                                                                                         16,951,520
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.6%                                  154,498  American International Group, Inc.                            10,237,038
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.6%                                  154,498  Caterpillar, Inc.                                             10,165,969
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                                      154,498  Walt Disney Co.                                                4,775,533
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%                            154,498  Alcoa, Inc.                                                    4,332,124
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.7%                154,498  Exxon Mobil Corp.                                             10,366,816
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.5%                            154,498  Johnson & Johnson                                             10,033,100
                                                  154,498  Merck & Co., Inc.                                              6,473,466
                                                  154,498  Pfizer, Inc.                                                   4,381,563
                                                                                                                      -------------
                                                                                                                         20,888,129
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                    154,498  Intel Corp.                                                    3,178,024
Equipment - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.9%                                   154,498  Microsoft Corp.                                                4,222,430
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.5%                           154,498  Home Depot, Inc.                                               5,603,643
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 5.3%                                    154,498  Altria Group, Inc.                                            11,826,822
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $199,292,432) - 102.0%             225,424,942
-----------------------------------------------------------------------------------------------------------------------------------

                                                Number of
                                                Contracts  Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                  300  3M Co., expiring October 2006 at USD 69.75,
                                                           Broker Deutsche Bank AG                                         (141,285)
                                                      600  3M Co., expiring October 2006 at USD 72.326,
                                                           Broker Deutsche Bank AG                                         (130,404)
                                                      300  AT&T, Inc., expiring October 2006 at USD 30.89,
                                                           Broker UBS AG                                                    (44,700)
                                                      600  AT&T, Inc., expiring October 2006 at USD 31.59,
                                                           Broker UBS Warburg                                               (54,840)

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                                Number of
                                                Contracts  Options Written                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      600  Alcoa, Inc., expiring October 2006 at USD 27.674,
                                                           Broker Deutsche Bank AG                                    $     (54,390)
                                                      300  Alcoa, Inc., expiring October 2006 at USD 29.168,
                                                           Broker Banc of America                                           (13,239)
                                                      300  Altria Group, Inc., expiring October 2006 at USD 80.8,
                                                           Broker Banc of America                                            (3,211)
                                                      600  Altria Group, Inc., expiring October 2006 at USD 82.94              (120)
                                                      300  American Express Co., expiring October 2006 at
                                                           USD 52.793, Broker JPMorgan Chase                                (99,600)
                                                      600  American Express Co., expiring October 2006 at
                                                           USD 53.136, Broker Deutsche Bank AG                             (180,180)
                                                      300  American International Group, Inc., expiring
                                                           October 2006 at USD 60.276                                      (184,374)
                                                      600  American International Group, Inc., expiring
                                                           October 2006 at USD 65.65, Broker Banc of America                (73,468)
                                                      600  Boeing Co., expiring October 2006 at USD 76.79,
                                                           Broker Banc of America                                          (175,237)
                                                      300  Boeing Co., expiring October 2006 at USD 77.012,
                                                           Broker Deutsche Bank AG                                          (77,832)
                                                      600  Caterpillar, Inc., expiring October 2006 at USD 65.801,
                                                           Broker JPMorgan Chase                                           (111,600)
                                                      300  Caterpillar, Inc., expiring October 2006 at USD 68.124           (18,729)
                                                      300  Citigroup, Inc., expiring October 2006 at USD 48.793,
                                                           Broker Banc of America                                           (38,653)
                                                      600  Citigroup, Inc., expiring October 2006 at USD 49.466,
                                                           Broker Banc of America                                           (50,057)
                                                      300  The Coca-Cola Co., expiring October 2006 at
                                                           USD 44.894, Broker Deutsche Bank AG                               (3,345)
                                                      600  The Coca-Cola Co., expiring October 2006 at
                                                           USD 45.591, Broker Banc of America                                (1,592)
                                                      300  E.I. du Pont de Nemours & Co., expiring
                                                           October 2006 at USD 39.81, Broker UBS AG                         (94,620)
                                                      600  E.I. du Pont de Nemours & Co., expiring
                                                           October 2006 at USD 40.58, Broker UBS AG                        (145,200)
                                                      600  Exxon Mobil Corp., expiring October 2006 at
                                                           USD 68.37, Broker UBS Warburg                                    (29,520)
                                                      300  Exxon Mobil Corp., expiring October 2006 at
                                                           USD 69.165, Broker JPMorgan Chase                                 (7,800)
                                                      300  General Electric Co., expiring October 2006 at
                                                           USD 32.84, Broker UBS AG                                         (76,470)
                                                      600  General Electric Co., expiring October 2006 at
                                                           USD 35.016, Broker Banc of America                               (37,544)
                                                      300  General Motors Corp., expiring October 2006 at
                                                           USD 31.421, Broker Deutsche Bank AG                              (74,487)
                                                      600  General Motors Series A, expiring October 2006 at
                                                           USD 33.562, Broker JPMorgan Chase                                (49,800)
                                                      300  Hewlett-Packard Co., expiring October 2006 at
                                                           USD 32.07, Broker UBS AG                                        (139,170)
                                                      600  Hewlett-Packard Co., expiring October 2006 at
                                                           USD 36.117, Broker Banc of America                               (53,072)

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                                Number of
                                                Contracts  Options Written                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      600  Home Depot, Inc., expiring October 2006 at
                                                           USD 34.43, Broker Deutsche Bank AG                         $    (112,674)
                                                      300  Home Depot, Inc., expiring October 2006 at
                                                           USD 34.91, Broker UBS AG                                         (42,240)
                                                      300  Honeywell International, Inc., expiring October 2006
                                                           at USD 38.35, Broker UBS AG                                      (77,340)
                                                      600  Honeywell International, Inc., expiring October 2006
                                                           at USD 38.824, Broker Banc of America                           (127,023)
                                                      300  Intel Corp., expiring October 2006 at USD 17.675,
                                                           Broker Banc of America                                           (87,240)
                                                      600  Intel Corp., expiring October 2006 at USD 19.876,
                                                           Broker Deutsche Bank AG                                          (44,430)
                                                      300  International Business Machines Corp., expiring
                                                           October 2006 at USD 76.588, Broker Banc of America              (162,253)
                                                      600  International Business Machines Corp., expiring
                                                           October 2006 at USD 82.214, Broker Banc of America               (32,537)
                                                      300  JPMorgan Chase & Co., expiring October 2006 at
                                                           USD 45.096, Broker Deutsche Bank AG                              (46,779)
                                                      300  JPMorgan Chase & Co., expiring October 2006 at
                                                           USD 46.43, Broker BNP Paribas                                    (21,300)
                                                      300  Johnson & Johnson, expiring October 2006 at
                                                           USD 62.67, Broker Banc of America                                (69,679)
                                                      600  Johnson & Johnson, expiring October 2006 at
                                                           USD 65.205, Broker Banc of America                               (17,961)
                                                      300  McDonald's Corp., expiring October 2006 at
                                                           USD 34.794, Broker Deutsche Bank AG                             (130,437)
                                                      600  McDonald's Corp., expiring October 2006 at
                                                           USD 36.44, Deutsche Bank AG                                     (163,554)
                                                      600  Merck & Co., Inc., expiring October 2006 at
                                                           USD 41.41, Broker Banc of America                                (60,275)
                                                      300  Merck & Co., Inc., expiring October 2006 at
                                                           USD 41.44, Broker Deutsche Bank AG                               (28,917)
                                                      300  Microsoft Corp., expiring October 2006 at
                                                           USD 24.54, Broker UBS AG                                         (84,930)
                                                      600  Microsoft Corp., expiring October 2006 at
                                                           USD 25.68, Broker UBS Warburg                                   (102,180)
                                                      300  Pfizer, Inc., expiring October 2006 at
                                                           USD 25.613, Deutsche Bank AG                                     (83,691)
                                                      600  Pfizer, Inc., expiring October 2006 at
                                                           USD 27.872, Broker Banc of America                               (44,228)
                                                      300  The Procter & Gamble Co., expiring October 2006 at
                                                           USD 58.872, Broker Deutsche Bank AG                              (97,725)
                                                      600  The Procter & Gamble Co., expiring October 2006 at
                                                           USD 62.15, Broker UBS Warburg                                    (34,320)
                                                      300  United Technologies Corp., expiring October 2006 at
                                                           USD 61.07, Broker JPMorgan Chase                                 (74,100)
                                                      600  United Technologies Corp., expiring October 2006 at
                                                           USD 63.397, Broker Banc of America                               (58,448)
                                                      300  Verizon Communications, Inc., expiring October 2006 at
                                                           USD 33.865, Broker Banc of America                               (87,698)

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                                Number of
                                                Contracts  Options Written                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      600  Verizon Communications, Inc., expiring October 2006 at
                                                           USD 35.66, Broker UBS Warburg                              $     (73,800)
                                                      300  Wal-Mart Stores, Inc., expiring October 2006 at
                                                           USD 44.813, Broker Banc of America                              (137,629)
                                                      600  Wal-Mart Stores, Inc., expiring October 2006 at
                                                           USD 45.995, Broker Banc of America                              (205,061)
                                                      300  Walt Disney Co., expiring October 2006 at
                                                           USD 29.118, Broker Deutsche Bank AG                              (57,276)
                                                      600  Walt Disney Co., expiring October 2006 at
                                                           USD 30.512, Broker Banc of America                               (53,960)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Written
                                                           (Premiums Received - $2,967,855) - (2.1%)                     (4,584,224)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments, Net of Options Written
                                                           (Cost - $196,324,577*) - 99.9%                               220,840,718

                                                           Other Assets Less Liabilities - 0.1%                             242,458
                                                                                                                      -------------
                                                           Net Assets - 100.0%                                        $ 221,083,176
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 196,328,310
                                                                  =============
      Gross unrealized appreciation                               $  29,228,271
      Gross unrealized depreciation                                  (4,715,863)
                                                                  -------------
      Net unrealized appreciation                                 $  24,512,408
                                                                  =============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: November 17, 2006